Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity	Equity
a.Share capital

Data	Class A	Class B	Total
12/31/2023	285,153,435	117,037,105	402,190,540
12/31/2022	284,765,936	117,037,105	401,803,041
During 2023, we issued a total of 317,394 new Class A common shares to the beneficiaries of our incentive plans. We have also transferred the shares we held in treasury to the beneficiaries of our incentive plans. On December 31, 2023, we had a total of 285,153,435 Class A common shares and 117,037,105 issued as class B shares.
At December 31, 2023, Inter & Co, Inc.'s authorized share capital is US$50,000 divided into 20,000,000,000 shares with par value of US$0.0000025 each, of which (i) 10,000,000,000 class A shares, (ii) 5,000,000,000 class B shares and (iii) 5,000,000,000 shares with rights designated by the Company's Board of Directors. The share capital comprising shares issued refers to the authorized capital. The paid-up share capital of Inter & Co. Inc was R$13 at December 31, 2023 (December 31, 2022: R$13).
Without prejudice to any special rights conferred thereby on the holders of any other shares or class of shares established holders of Class A Shares and holders of Class B Shares shall:
(a)    have the same rights, except regarding voting right. Holders of Class A Shares have the right to 1 (one) vote in any of the matters being decided in the general meetings, while holders of Class B Shares have the right to 10 (ten) votes in any of the matters being decided in the general meetings of Inter & Co.
(b)    be entitled to such dividends as the Board may from time to time declare; Holders of Class A common shares and Class B common shares will be entitled to receive equal dividends proportional to their interest in the Company.
(c)    in the event of a winding-up or dissolution of the Company, whether voluntary or involuntary or for the purposes of a reorganization or otherwise or upon any distribution of capital, be entitled to the surplus assets of the Company, subject to the terms of any shareholders agreement to which all Members are a party; and
(d)    generally be entitled to enjoy all of the rights attaching to Class A and Class B shares.
The special rights granted to holders of Class A and Class B shares in this consolidated financial information are the same as those applied in the consolidated financial statements of Inter & Co, Inc. for the year ended December 31, 2022.
b.Reserves
As of December 31, 2023, the reserves amounted to R$8,147,285. In the year ended December 31, 2022, Inter & Co, Inc. concluded the final stage of its corporate reorganization, as mentioned in Note 1. Accordingly, the reserve amount of R$7,817,670 refers to the transfer from non-controlling interest to equity of Inter & Co, Inc of the Banco Inter shareholders that exchanged their shares of Banco Inter for shares and/or BDRs to the equity of Inter & Co, Inc.
c.Other comprehensive income
As of December 31, 2023, Inter & Co, Inc’s accumulated other comprehensive income in equity amounted to R$(675,488), (December 31, 2022: R$(825,301)), which comprises the fair value of financial assets at FVOCI and exchange rate change adjustments of subsidiary abroad and taxes.
d.Dividends and interest on equity
As of December 31, 2023, and for the year ended December 31, 2022, Inter & Co, Inc. did not announce the payment of dividends to its shareholders. As of December 31, 2023, Inter Food paid interest on equity to non-controlling shareholders in the amount of R$23,600. In the same period, Banco Inter and Inter Holding Financeira S.A made payments of interest on equity in the amount of R$50,000 and R$25,781 to controlling shareholders.
In the year ended December 31, 2022, Banco Inter paid interest on equity to controlling shareholders in the amount of R$38,056. Inter Digital and Inter Food paid dividends to non-controlling shareholders in the amount of R$25,812 and R$12,030, respectively.

Dividend/ interest on equity declared by the company and subsidiaries	2023	2022	2021
Inter & Co	—	—	9,307
Banco Inter (a)	50,000	38,056	10,373
Inter Holding Fin (b)	25,781	—	—
Inter Food (c)	23,600	12,030	—
Inter Digital (c)	—	25,812	—
Total	99,381	75,898	19,680

(a)    Amount paid to the controlling company Inter Holding;;
(b)    Amount paid to the parent company Inter & Co, inc.;
(c)    Amount paid to non-controllers.
e.Basic and diluted earnings (loss) per share
Basic and diluted earnings/(loss) per share is as follows:

	2023	2022	2021
Profit (loss) attributable to Owners of the company (In thousands of Reais)	302,343	(11,090)	(36,348)
Average number of shares outstanding	401,773,841	401,159,541	2,540,716,879
Basic earnings (loss) per share (R$)	0.75	(0.03)	(0.01)
Diluted earnings (loss) per share (R$)	0.75	(0.03)	(0.01)
Basic and diluted earnings (loss) per share are presented based on the aggregate of the two classes, A and B, and are calculated by dividing the profit (loss) attributable to the parent company by the weighted average number of shares of each class outstanding in the years.
On December 31, 2023, Inter&Co reported dilutive effects for the purpose of calculating diluted earnings per share. These effects were due to shares granted under share-based payment plans, with a weighted average quantity of 103,520.
f.Non-controlling interest
As of December 31, 2023, the balance of non-controlling interests is R$124,881 (December 31, 2022: R$96,722).
g.Reflex reserve
As of December 31, 2023, the reserve reflex is R$44,217 (December 31, 2022: R$(125,299)). The reflex reserve is mainly composed by equity-settled share-based payment from Banco Inter.